Income Tax - Summary of Reconciliation Federal Income Tax Rate (Detail)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Business combination expenses	0.00%	(13.00%)
Change in fair value of warrant liabilities		(15.40%)
Valuation allowance	(21.00%)	0.10%
Income tax provision	0.00%	(7.30%)